Share Capital (Tables)	6 Months Ended
Oct. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the six months ended October 31, 2024 and the year ended April 30, 2024, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
January 19, 2024(1)	240,000	1.48	Directors	1.48(2)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 23, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
September 18, 2023(1)	204,767	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$200 thousand
August 3, 2024(1)	595,000	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$600 thousand

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Summary of Changes in Stock Option

The changes in the stock options for the six months ended October 31, 2024 and the year ended April 30, 2024 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023 (outstanding)	1,891,128	7.40	3.39
Granted	300,000	1.25	—
Expired	(564,195)	7.15	—
Forfeited	(105,566)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.20	—
Expired	(25,249)	14.75	—
Forfeited	(13,419)	1.45	—
Balance, October 31, 2024 (outstanding)	2,282,466	5.05	5.32
Unvested	(919,686)	1.36	9.03
Exercisable, October 31, 2024	1,362,780	7.54	2.82

Summary of Options Outstanding

Details of the options outstanding as of October 31, 2024 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	0.84	220,000	—	220,000
January 6, 2026	20.30	1.18	142,000	—	142,000
January 2, 2026	6.89	1.17	5,650	—	5,650
January 7, 2027	7.94	2.19	235,000	—	235,000
January 13, 2027	8.30	2.20	16,000	—	16,000
May 15, 2027	5.79	2.54	64,000	—	64,000
February 19, 2027(1)	5.71	2.30	7,265	—	7,265
February 19, 2028(1)	5.71	3.30	475,452	—	475,452
January 19, 2034(2)	2.06	4.22	240,000	111,111	128,889
January 4, 2033(3)	2.05	8.18	8,000	4,667	3,333
January 23, 2033(3)	2.05	8.24	8,000	4,667	3,333
March 1, 2033(3)	2.05	8.34	8,000	5,000	3,000
April 2, 2033(3)	2.05	8.42	4,000	2,583	1,417
May 8, 2033(3)	2.05	8.52	4,000	2,667	1,333
May 23, 2033(3)	2.05	8.56	1,332	—	1,332
June 11, 2033(3)	2.05	8.62	8,000	5,500	2,500
August 8, 2033(3)	2.05	8.78	4,000	2,917	1,083
November 13, 2033(3)	2.05	9.04	8,000	8,000	—
January 1, 2034(3)	2.05	9.18	12,000	12,000	—
February 1, 2034(3)	2.05	9.26	4,000	4,000	—
February 19, 2034(3)	2.05	9.31	8,000	8,000	—
August 2, 2034(4)	1.20	9.76	799,767	748,575	51,192
Balance, October 31, 2024 (outstanding)	5.05	5.32	2,282,466	919,686	1,362,780

(1)
Exercise price of US $4.10. The figure in the table above is translated at the October 31, 2024 rate.
(2)
Exercise price of US $1.48. The figure in the table above is translated at the October 31, 2024 rate.
(3)
Exercise price of US $1.47. The figure in the table above is translated at the October 31, 2024 rate.
(4)
Exercise price of US $0.86. The figure in the table above is translated at the October 31, 2024 rate.

Summary of Changes in Finder's Warrants	Details of the finder’s warrants outstanding as of October 31, 2024 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023	130,111	22.77	2.77
Issued	56,650	1.37	4.61
Balance, April 30, 2024	186,761	16.44	2.62
Balance, October 31, 2024	186,761	16.72	2.12

Details of Finder's Warrants Outstanding

Details of the finder's warrants outstanding as at October 31, 2024.

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.40	1.26	130,111
December 8, 2028(2)	1.39	4.11	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the October 31, 2024 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the October 31, 2024 rate.